IMPAIRMENT ON LONG-TERM INVESTMENT (Details) (Zhikang, Holiday School, USD $)	Aug. 12, 2011
Zhikang | Holiday School
Impairment on long-term investment
Equity interest acquired (as a percent)	15.00%
Long-term investment	$ 235,397